Note 14 - Earnings (Loss) Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income/(loss)	$ 1,052	$ (8,507)	$ 2,896
Deemed dividend for beneficial conversion feature of Series B convertible preferred stock (Note 2 and 21)	(1,403)
Net income/(loss) attributable to common shareholders	$ (351)	$ (8,507)	$ 2,896
Earnings per share:
Weighted average common shares outstanding, basic (in shares)	4,028,101	2,019,235	1,295,811
Warrants (in shares)			278,533
Series B convertible preferred stock (in shares)
Weighted average common shares outstanding, diluted (in shares)	4,028,101	2,019,235	1,574,344
Basic earnings/(loss) per share (in dollars per share)	$ (0.09)	$ (4.21)	$ 2.23
Diluted earnings/(loss) per share (in dollars per share)	$ (0.09)	$ (4.21)	$ 1.84